ACCOUNTING FOR RATE REGULATION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulatory assets and liabilities
Regulatory assets	$ 409,961	$ 415,081	$ 426,043
Regulatory liabilities	45,000	45,000	45,000
Net regulatory asset	364,961	370,081	381,043
Deferred revenue
Regulatory assets and liabilities
Regulatory liabilities	45,000	45,000	45,000
Deferred revenue received in 2008
Regulatory assets and liabilities
Regulatory liabilities	10,000	10,000
Deferred revenue received in 2011
Regulatory assets and liabilities
Regulatory liabilities	35,000	35,000
Craig 3 Lease
Regulatory assets and liabilities
Annual amortization expense	6,500	6,500
Deferred income tax expense
Regulatory assets and liabilities
Regulatory assets	28,629	28,629	17,230
Deferred prepaid lease expense | Craig 3 Lease
Regulatory assets and liabilities
Regulatory assets	14,565	16,183	22,656
Deferred prepaid lease expense | Springerville 3 Lease
Regulatory assets and liabilities
Regulatory assets	92,305	92,878	95,168
Annual amortization expense	$ 2,300	$ 2,300
Amortization period	47 years	47 years
Goodwill | TCP
Regulatory assets and liabilities
Regulatory assets	$ 59,829	$ 60,541	63,390
Annual amortization expense	$ 2,800	$ 2,800
Amortization period	25 years	25 years
Goodwill | Colowyo Coal
Regulatory assets and liabilities
Regulatory assets	$ 41,068	$ 41,327	43,526
Amortization period	44 years	44 years
Deferred debt prepayment transaction costs
Regulatory assets and liabilities
Regulatory assets	$ 173,287	$ 175,444	$ 184,073
Annual amortization expense		$ 8,600
Amortization period	21 years 4 months 24 days	21 years 4 months 24 days
Amortization expense	$ 8,600
Other
Regulatory assets and liabilities
Regulatory assets	$ 278	$ 79